Stockholders’ Equity (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 16, 2023	Jun. 14, 2023	Oct. 12, 2022	Oct. 15, 2021	May 31, 2023	Feb. 28, 2023	Oct. 31, 2022	Oct. 31, 2021	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2022
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized										20,000,000		20,000,000	20,000,000
Preferred stock, shares issued										0		0	0
Common stock, shares authorized										100,000,000		100,000,000	100,000,000
Common stock, shares outstanding										391,854		63,820	43,189
Proceeds from Issuance of Common Stock	$ 4,500,000		$ 4,454,000							$ 4,452,163		$ 4,429,860	$ 6,858,843
Common Stock, Par or Stated Value Per Share										$ 0.001		$ 0.001	$ 0.001
Share Price										0.71		$ 50.40
Public offering price														$ 1.00
Debt conversion converted instrument amount								$ 24,703
Stock Repurchased and Retired During Period, Shares								39,007
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from underwriting discount	5,000,000
Net proceeds from offering	$ 4,452,163
Wallach Beth Capital L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exchange for common stock			788
Warrant exercise price			$ 324.00
Percentage of toal offering			5.00%
Public offering				944
Hankey Capital L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount								$ 12,767,894
Interest Payable								$ 2,054,041
Series C Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exchange for common stock					4,938	5,837	4,890
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001
Public offering									317,259			15,741	6,294
Common Stock [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Public offering price		$ 15.76
Public offering		317,259
Public offering discount price		7.00%
Option to purchase additional shares		47,589
Common Stock [Member] | Series A Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price			$ 388.80
Offering price percentage			120.00%
Common Stock [Member] | Series B Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price			$ 324.00
Offering price percentage			100.00%
Common Stock [Member] | Series C Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price			$ 518.40
Offering price percentage			160.00%
Warrant exchange for common stock					4,938	5,837	4,890
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price										$ 5.68
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			15,741	6,294
Sale of Stock, Price Per Share			$ 324.00	$ 1,260.00
Proceeds from Issuance of Common Stock			$ 5,100,000	$ 6,858,843
Common Stock, Par or Stated Value Per Share				$ 0.001
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Public offering price				$ 1,512.00
Over-Allotment Option [Member] | Wallach Beth Capital L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exchange for common stock				380
Warrant exercise price				$ 1,512.00
Percentage of toal offering			6.00%
Warrants and Rights Outstanding				$ 944